                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

            Check here if Amendment [ ]; Amendment Number: _________

                        This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
         ----------------------------------------------------------------------

Address: 200 Crescent Court, Suite 1060
         ----------------------------------------------------------------------

         Dallas, Texas  75201
         ----------------------------------------------------------------------

Form 13F File Number: 28-11321
                      ---------------------------------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond
         ----------------------------------------------------------------------

Title:   Member
         ----------------------------------------------------------------------

Phone:   (214) 871-8680
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
-------------------------------------------------------------------------------
(Signature)

Dallas, Texas
-------------------------------------------------------------------------------
City, State)

February 4, 2008
-------------------------------------------------------------------------------
(Date)

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE

                                  REPORT SUMMARY

Number of Other Included Managers:

  0
  -----------------------------------------------------------------------------

Form 13F Information Table Entry Total:

  32
  -----------------------------------------------------------------------------

Form 13F Information Table Value Total:

$567,906 (thousands)
-------------------------------------------------------------------------------

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None
-------------------------------------------------------------------------------

                                     FORM 13F INFORMATION TABLE


    COLUMN 1        COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6   COLUMN 7             COLUMN 8
------------------  ---------  ----------  ----------  -------------------------  ----------  --------  ---------------------------
                    TITLE OF                  VALUE    SHRS OR                    INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER       CLASS        CUSIP    (X $1,000)  PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS    SOLE      SHARED   NONE
------------------  ---------  ----------  ----------  -------  ------  --------  ----------  --------  ---------   ------  -------

Arena Resources,
 Inc.                Common      040049108    2,086      50,000   SH                 SOLE                 50,000       0      0

Atlas Pipeline
 Holdings LP Com     Common      04939R108    1,465      54,000   SH                 SOLE                 54,000       0      0

Breitburn Energy
 Partners, LP        Common      106776107    5,780     200,000   SH                 SOLE                200,000       0      0

Contango Oil &
 Gas Co New          Common      21075N204   16,389     322,057   SH                 SOLE                322,057       0      0

Copano Energy LLC    Common      217202100   93,783   2,580,011   SH                 SOLE              2,580,011       0      0

Crosstex Energy,
 Inc.                Common      22765Y104    5,360     143,931   SH                 SOLE                143,931       0      0

Crosstex Energy
 LP                  Common      22765U102   23,462     756,366   SH                 SOLE                756,366       0      0

DCP Midstream
 Partners LP         Common      23311P100   23,237     505,700   SH                 SOLE                505,700       0      0

Eagle Rock Energy
 Partners LP         Common      26985R104   50,526   2,764,024   SH                 SOLE              2,764,024       0      0

Energy Transfer
 Equity              Common      29273V100   23,507     667,256   SH                 SOLE                667,256       0      0

Energy Transfer
 Partners LP         Common      29273R109   31,579     586,100   SH                 SOLE                586,100       0      0

Genesis Energy LP    Common      371927104    9,830     418,300   SH                 SOLE                418,300       0      0

Hiland Holdgs
 GP LP               Common      43129M107    3,168     115,814   SH                 SOLE                115,814       0      0

Holly Energy
 Partners LP         Common      435763107    4,703     107,500   SH                 SOLE                107,500       0      0

Kinder Morgan Energy
 Partners LP         Common      494550106      394       7,300   SH                 SOLE                  7,300       0      0

K-Sea Transn
 Partners LP         Common      48268Y101    7,782     216,820   SH                 SOLE                216,820       0      0

Legacy Reserves LP   Common      524707304   10,098     487,804   SH                 SOLE                487,804       0      0

Linn Energy LLC      Common      536020100   47,469   1,896,472   SH                 SOLE              1,896,472       0      0

Magellan Midstream
 Partners LP         Common      559080106      434      10,000   SH                 SOLE                 10,000       0      0

Markwest Energy
 Partners LP         Common      570759100    1,447      42,825   SH                 SOLE                 42,825       0      0

Nustar Energy LP     Common      67058H102    1,183      22,200   SH                 SOLE                 22,200       0      0

Parallel Petroleum
 Corp                Common      699157103    3,755     213,000   SH                 SOLE                213,000       0      0

Petroquest Energy
 Inc                 Common      716748108      528      36,900   SH                 SOLE                 36,900       0      0

Plains All American
 Pipeline LP         Common      726503105  103,198   1,984,579   SH                 SOLE              1,984,579       0      0

Quicksilver
 Resources Inc       Common      74838C106    1,388      23,300   SH                 SOLE                 23,300       0      0

Range Resources
 Corp                Common      75281A109    7,704     150,000   SH                 SOLE                150,000       0      0

Regency Energy
 Partners, LP        Common      75885Y107   40,853   1,224,238   SH                 SOLE              1,224,238       0      0

Sandridge Energy,
 Inc                 Common      80007P307   13,859     386,471   SH                 SOLE                386,471       0      0

Spectra Energy
 Partners LP         Common      84756N109    6,273     261,800   SH                 SOLE                261,800       0      0

Star Gas
 Partners LP         Common      85512C105    5,030   1,267,126   SH                 SOLE              1,267,126       0      0

Targa Resources
 Partners            Common      87611X105    1,007      34,010   SH                 SOLE                 34,010       0      0

Williams Partners
 LP                  Common      96950F104   20,629     526,242   SH                 SOLE                526,242       0      0
